Provisions - Provisions (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Contractual disputes / settlements	€ 58.6	€ 85.7
Obligations from onerous contracts	51.8	56.6
Restructuring	39.1	0.0
Other	31.3	23.4
Total	180.8	165.7
Total current	145.3	144.8
Total non-current	€ 35.5	€ 20.9